Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RESULTS.
Income from deposits and other financial instruments	$ 7,324,057	$ 8,973,606	$ 9,612,575
Interests charged to customers in energy accounts and billing	12,477,393	8,057,203	7,140,984
Financial income by Law N°21,185	15,328,829	5,225,739
Other financial income	1,030,181	5,142,727	3,180,909
Total Financial Income	36,160,460	27,399,275	19,934,468
Financial Costs	(127,408,771)	(164,897,900)	(122,184,189)
Bank loans	(7,151,030)	(14,487,700)	(20,701,774)
Bonds payable to the public not guaranteed	(84,268,247)	(81,818,564)	(62,255,300)
Lease obligations	(2,128,360)	(1,815,170)	(739,069)
Valuation of financial derivatives for cash flow hedging	(5,887,498)	1,775,749	1,183,228
Financial update of provisions	(4,115,292)	(4,356,650)	(3,176,001)
Post-employment benefit obligations	2,146,386	2,639,738	2,750,376
Debt formalization expenses and other associated expenses	(2,646,906)	(4,710,012)	(9,373,412)
Capitalized borrowing costs	33,109,819	9,321,354	6,435,646
Financial cost related companies	(35,079,947)	(31,304,382)	(23,228,947)
Financial cost by Law N°21,185	(4,518,268)	(19,062,333)
Other financial costs	(12,576,656)	(15,800,454)	(7,578,184)
(Loss) gain from indexed assets and liabilities, net	2,085,768	(2,982,268)	(818,146)
Foreign Currency Exchange Differences	(23,272,231)	(10,412,110)	(7,807,197)
Total Financial Costs	(148,595,234)	(178,292,278)	(130,809,532)
Total Financial Results	$ (112,434,774)	$ (150,893,003)	$ (110,875,064)